Environmental Rehabilitation and Other Provisions	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Environmental Rehabilitation and Other Provisions
ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS

	US Dollars
Figures in millions	2018	2017	2016

Environmental rehabilitation obligations

Provision for decommissioning
Balance at beginning of year	286	279	272
Charge to income statement	1	2	—
Change in estimates(1)	(47)	4	(12)
Unwinding of decommissioning obligation	12	12	12
Transfer to non-current assets and liabilities held for sale	—	(20)	—
Utilised during the year	(1)	(2)	(2)
Translation	(14)	11	9
Balance at end of year	237	286	279

Provision for restoration
Balance at beginning of year	409	426	411
Charge to income statement	2	8	10
Change in estimates(1)	(28)	(17)	(2)
Unwinding of restoration obligation	12	10	8
Transfer to non-current assets and liabilities held for sale	—	(3)	—
Transfer to current portion	—	(17)	—
Utilised during the year	(3)	(4)	(3)
Translation	(7)	6	2
Balance at end of year	385	409	426

Other provisions(2)(3)
Balance at beginning of year	247	172	164
Charge to income statement	24	17	11
Change in estimates	18	15	5
Additions	—	64	—
Transfer to trade and other payables	(26)	(6)	(2)
Unwinding of other provisions	7	1	1
Utilised during the year	(35)	(35)	(30)
Translation	(30)	19	23
Balance at end of year	205	247	172

Total environmental rehabilitation and other provisions	827	942	877

(1)
The change in estimates is attributable to changes in discount rates due to changes in global economic assumptions and changes in mine plans resulting in a change in cash flows and changes in design of tailings storage facilities and in methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life of mine.

(2)
Other provisions include the following significant item: Chemwes (Pty) Limited, a subsidiary of First Uranium (Pty) Limited acquired by AngloGold Ashanti Limited during 2012, agreed to sell 25% of its production, capped at 312,500oz from 1 January 2012, to Franco-Nevada (Barbados) Corporation. Franco Nevada is required to pay $400/oz which inflates at 1% compounded annually from 2013. These factors were considered in determining the commodity contract obligation. The provision is calculated as the present value of the portion which is deemed onerous in light of the current market conditions using a gold forward for the duration of the contract of $1,283/oz (2017: $1,303/oz; 2016: $1,152/oz). As at 31 December 2018, the remaining production due to Franco Nevada is 144,517oz (2017: 170,435oz; 2016: 197,528oz).

(3)	Other provisions include the long-term provision for the silicosis class action litigation of $47m, the short-term portion of $16m has been included in trade and other payables.